RELATED-PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
Total management fees paid	$ 0	$ 557,000	$ 550,000